Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	¥ 4,781,768		¥ 4,031,137
Total assets	15,622,031		13,635,357		11,787,599
Total liabilities	9,508,633		8,429,934
Consolidated variable interest entities
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	872,621		713,631
Restricted cash	27,468	[1]	20,885	[1]
Other assets	1,462		1,545
Total assets	901,551		736,061
Secured debt	877,054	[2]	718,980	[2]
Other liabilities	249		237
Total liabilities	¥ 877,303		¥ 719,217

[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.
[2]	Secured debt is included in short-term, current portion of long-term and long-term debt on the consolidated balance sheets.